Goodwill And Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
Changes In Goodwill

years ended December 31	Mideast Group	Southeast Group	West Group	Total

(add 000)	2011

Balance at beginning of period	$122,052	$105,870	$398,605	$626,527
Acquisitions	---	---	23,941	23,941
Amounts allocated to divestitures	---	(33,797)	---	(33,797)

Balance at end of period	$122,052	$72,073	$422,546	$616,671

	2010

Balance at beginning of period	$119,749	$105,870	$398,605	$624,224
Acquisitions	2,303	---	---	2,303

Balance at end of period	$122,052	$105,870	$398,605	$626,527

Schedule Of Intangible Assets Subject To Amortization

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2011
Noncompetition agreements	$6,984	$(5,447)	$1,537
Customer relationships	20,160	(2,070)	18,090
Use rights and other	15,865	(5,307)	10,558
Total	$43,009	$(12,824)	$30,185

	2010
Noncompetition agreements	$9,850	$(7,485)	$2,365
Customer relationships	3,550	(1,347)	2,203
Use rights and other	9,105	(5,490)	3,615
Total	$22,505	$(14,322)	$8,183

Schedule Intangible Assets Deemed To Indefinite Life And Not Being Amortized

December 31	Aggregates Business	Specialty Products	Total
(add 000)	2011
Use rights	$21,383	$--	$21,383
Trade name	--	2,565	2,565
Total	$21,383	$2,565	$23,948

	2010
Use rights	$6,800	$--	$6,800
Trade name	--	2,565	2,565
Total	$6,800	$2,565	$9,365

Schedule Of Acquired Other Intangibles

	Amount	Weighted-average amortization period
(add 000)	2011
Subject to amortization:
Noncompetition agreements	$180	7.0 years
Customer relationships	16,610	11.6 years
Use rights and other	7,410	19.5 years
	24,200	14.0 years

Not subject to amortization:
Use rights	14,583	N/A
Total	$38,783

	2010
Subject to amortization:
Noncompetition agreements	$566	9.2 years
Not subject to amortization:
Use rights	6,600	N/A
Total	$7,166

Schedule Of Estimated Amortization Expense Of Intangible Assets

(add 000)
2012	$3,623
2013	3,539
2014	3,245
2015	2,606
2016	2,370
Thereafter	14,802
Total	$30,185